Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of Information about Cash and cash equivalents

	2022 US$m	2021 US$m

Cash and cash equivalents
Cash at bank	1,222	300
Term deposits	4,967	2,725
Restricted cash	12	-

Total cash and cash equivalents	6,201	3,025

Summary of Group's cash and cash equivalents by currency

Recognition and measurement

Cash and cash equivalents in the
consolidated
statement of financial position comprise cash at bank and short-term deposits with an original maturity of three months or less. Cash and cash equivalents are stated at face value in the consolidated

statement of financial position. Cash and cash equivalents include $12 million (2021: nil) restricted by legal or contractual arrangements.

Foreign exchange risk

The following table summarises the Group’s cash and cash equivalents by currency.

	2022 US$m	2021 US$m

US dollar	5,886	2,917
Australian dollar	182	63
Other	133	45

Total cash and cash equivalents	6,201	3,025